Income tax - Tax loss carry-forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Available tax loss carry-forward
Historical Losses	$ 146,962,000
Historical Loss	146,962,000
Adjusted losses	156,929,000
Adjusted losses	156,929,000
Amortized losses	16,224,000
Amortized losses	16,224,000
Total remaining amount	140,705,000
Unrecognized Net Operating Losses (NOLs)	(9,504,000)
Net remaining amount	$ 131,201,000
Statutory income tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 1,165,543,000	$ 966,420,000
Operating loss carry forward	15,452,000	4,035,000
Tax balances
Adjusted contributed capital account (CUCA)	330,378,000
CUFIN	260,187,000
Tax proceedings on uncertain tax positions	$ 76,000,000
Temporary differences associated with investments in subsidiaries		7,833	$ 7,143
Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Statutory income tax rate	30.00%
Deferred income tax	$ 39,360,000	$ 38,387,000
Concesionaria
Available tax loss carry-forward
Historical Loss	126,855,000
Adjusted losses	136,100,000
Amortized losses	14,477,000
Total remaining amount	121,623,000
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	15,529,000
Adjusted losses	15,529,000
Amortized losses	699,000
Total remaining amount	14,830,000
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	3,202,000
Adjusted losses	3,897,000
Amortized losses	249,000
Total remaining amount	3,648,000
Viajes Vuela
Available tax loss carry-forward
Historical Loss	1,376,000
Adjusted losses	1,403,000
Amortized losses	799,000
Total remaining amount	604,000
2019, Expiration 2029
Available tax loss carry-forward
Historical Losses	291,000
Adjusted losses	356,000
Amortized losses	249,000
Total remaining amount	107,000
2020, Expiration 2023
Available tax loss carry-forward
Historical Losses	3,345,000
Adjusted losses	3,871,000
Amortized losses	799,000
Total remaining amount	3,072,000
2020, Expiration 2030
Available tax loss carry-forward
Historical Losses	670,000
Adjusted losses	780,000
Total remaining amount	780,000
2021, Expiration 2024
Available tax loss carry-forward
Historical Losses	127,127,000
Adjusted losses	136,393,000
Amortized losses	14,477,000
Total remaining amount	121,916,000
2021, Expiration 2031
Available tax loss carry-forward
Historical Losses	6,025,000
Adjusted losses	6,025,000
Amortized losses	699,000
Total remaining amount	5,326,000
2022, Expiration 2032
Available tax loss carry-forward
Historical Losses	9,504,000
Adjusted losses	9,504,000
Total remaining amount	$ 9,504,000